Debt and Capital Structure	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Debt and Capital Structure

18. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

As at	Notes	June 30, 2022	December 31, 2021
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	79
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		—	79
i) Uncommitted Demand Facilities
As at June 30, 2022, and December 31, 2021, the Company had uncommitted demand facilities of $1.9 billion in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at June 30, 2022, there were outstanding letters of credit aggregating to $514 million (December 31, 2021 – $565 million) and no direct borrowings.
ii) WRB Uncommitted Demand Facilities
As at June 30, 2022, WRB had uncommitted demand facilities of US$450 million (the Company’s proportionate share –US$225 million), which may be used to cover short-term working capital requirements. As at December 31, 2021, WRB had uncommitted demand facilities of US$300 million (the Company’s proportionate share – US$150 million). As at June 30, 2022, there were no direct borrowings.
iii) Sunrise Uncommitted Demand Credit Facility
As at June 30, 2022, and December 31, 2021, Sunrise had an uncommitted demand credit facility of $10 million (the Company’s proportionate share – $5 million), which is available for general purposes. As at June 30, 2022, there were no direct borrowings.
B) Long-Term Debt

As at	Notes	June 30, 2022	December 31, 2021
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	9,021	9,363
Canadian Dollar Unsecured Notes	ii	2,000	2,750
Total Debt Principal		11,021	12,113
Debt Premiums (Discounts), Net, and Transaction Costs		207	272
Long-Term Debt		11,228	12,385
(1)Committed credit facility may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
i) Committed Credit Facility
As at June 30, 2022, Cenovus had in place a committed credit facility that consists of a $2.0 billion tranche and a $4.0 billion tranche with a maturity date of August 18, 2024, and August 18, 2025, respectively. As at June 30, 2022, no amount was drawn on the credit facility (December 31, 2021 – $nil).
ii) U.S. Dollar Denominated Unsecured Notes and Canadian Dollar Unsecured Notes
On February 9, 2022, Cenovus redeemed the entire outstanding principal amount of its 3.80 percent notes due September 15, 2023, and 4.00 percent notes due April 15, 2024, for US$402 million. A net premium on redemption of $7 million was recorded in finance costs.
In the three months ended June 30, 2022, Cenovus redeemed the entire outstanding principal amount of its 3.55 percent notes due March 12, 2025, for $750 million. A net discount on redemption of $32 million was recorded in finance costs.
The principal amounts of the Company’s outstanding unsecured notes are:

	June 30, 2022		December 31, 2021
	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Unsecured Notes
3.80% due September 15, 2023	—	—	115	146
4.00% due April 15, 2024	—	—	269	341
5.38% due July 15, 2025	666	858	666	844
4.25% due April 15, 2027	962	1,239	962	1,220
4.40% due April 15, 2029	750	967	750	951
2.65% due January 15, 2032	500	644	500	634
5.25% due June 15, 2037	583	751	583	739
6.80% due September 15, 2037	387	498	387	490
6.75% due November 15, 2039	1,390	1,792	1,390	1,763
4.45% due September 15, 2042	155	200	155	197
5.20% due September 15, 2043	58	74	58	73
5.40% due June 15, 2047	800	1,031	800	1,014
3.75% due February 15, 2052	750	967	750	951
	7,001	9,021	7,385	9,363
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	—	—	750
3.60% due March 10, 2027	—	750	—	750
3.50% due February 7, 2028	—	1,250	—	1,250
	—	2,000	—	2,750
Total Unsecured Notes	7,001	11,021	7,385	12,113
As at June 30, 2022, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.
C) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus net debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments, and is used in managing the Company’s capital. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, specified financial measures consisting of Total Debt, Net Debt to adjusted earnings before interest, taxes and depreciation, depletion and amortization (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength. Net Debt to Adjusted Funds Flow was a new metric as at March 31, 2022.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
Net Debt to Adjusted EBITDA

As at	June 30, 2022	December 31, 2021
Short-Term Borrowings	—	79
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	11,228	12,385
Total Debt	11,228	12,464
Less: Cash and Cash Equivalents	(3,693)	(2,873)
Net Debt	7,535	9,591

Net Earnings (Loss)	4,200	587
Add (Deduct):
Finance Costs	1,030	1,082
Interest Income	(39)	(23)
Income Tax Expense (Recovery)	1,926	728
Depreciation, Depletion and Amortization	5,967	5,886
E&E Write-down	(2)	18
Share of (Income) Loss From Equity-Accounted Affiliates	(32)	(57)
Unrealized (Gain) Loss on Risk Management	(321)	2
Foreign Exchange (Gain) Loss, Net	205	(174)
Re-measurement of Contingent Payment	390	575
(Gain) Loss on Divestitures of Assets	(461)	(229)
Other (Income) Loss, Net	(616)	(309)
Adjusted EBITDA (1)	12,247	8,086

Net Debt to Adjusted EBITDA	0.6x	1.2x
(1)    Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

As at	June 30, 2022	December 31, 2021
Net Debt	7,535	9,591

Cash From (Used in) Operating Activities	8,666	5,919
(Add) Deduct:
Settlement of Decommissioning Liabilities	(119)	(102)
Net Change in Non-Cash Working Capital	(1,186)	(1,227)
Adjusted Funds Flow (1)	9,971	7,248

Net Debt to Adjusted Funds Flow	0.8x	1.3x
(1)    Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at	June 30, 2022	December 31, 2021
Net Debt	7,535	9,591
Shareholders’ Equity	26,275	23,596
Capitalization	33,810	33,187

Net Debt to Capitalization	22%	29%